Restricted Net Assets and Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2025
Restricted Net Assets and Parent Company Only Condensed Financial Information [Abstract]
Restricted net assets and parent company only condensed financial information
27.	Restricted net assets and parent company only condensed financial information

The Group’s ability to pay dividends is primarily dependent on the Group receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s subsidiaries and the consolidated VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group’s subsidiaries.

In accordance with the PRC laws and regulations, statutory reserve funds shall be made and can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations that require annual appropriations of 10% of net after-tax profits to be set aside prior to payment of dividends as general reserve fund or statutory surplus fund, the Group’s PRC subsidiaries and the consolidated VIE are restricted in their ability to transfer a portion of their net assets to the Company. The restricted portion was RMB283,351 as of June 30, 2025.

The Company performed a test on the restricted net assets of its subsidiaries and the consolidated VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the condensed financial information for the parent company for the years ended June 30, 2023,2024 and 2025.

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and the (loss)/ income of the subsidiaries is presented as “share of (loss)/income of subsidiaries”. The Company’s net financial interests in the consolidated VIEs are presented on the separate condensed balance sheets of the Company as “Net liabilities of the VIEs, and the income/(loss) of the VIEs is presented as “Income/(Loss) from the VIEs”. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company. The Company did not have significant capital and other commitments or guarantees as of June 30, 2025.

Condensed balance sheets

	As of June 30,
	2024	2025	2025
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	64,689	61,483	8,583
Short-term investments	-	124	17
Amounts due from intra-Group companies	62,153	89,638	12,513
Prepayments and other current assets	75,760	26,497	3,699
Total current assets	202,602	177,742	24,812
Investment in subsidiaries	453,384	707,892	98,818
Total non-current assets	453,384	707,892	98,818
TOTAL ASSETS	655,986	885,634	123,630
Accrued expenses and other current liabilities	300	300	42
Amounts due to intra-Group companies	3,478	64,820	9,049
Total current liabilities	3,778	65,120	9,091
Net liabilities of the VIE	135,724	11,517	1,608
Total non-current liabilities	135,724	11,517	1,608
TOTAL LIABILITIES	139,502	76,637	10,699
SHAREHOLDERS’ EQUITY
Class A ordinary shares	81	81	11
Class B ordinary shares	34	34	5
Treasury stock	(109,257)	(49,054)	(6,848)
Additional paid-in capital	1,192,474	1,066,860	148,928
Accumulated other comprehensive income	17,313	16,507	2,304
Accumulative deficit	(584,161)	(225,431)	(31,469)
TOTAL SHAREHOLDERS’ EQUITY	516,484	808,997	112,931
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	655,986	885,634	123,630

Condensed statements of operations and comprehensive (loss)/income

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	(26,486)	(13,651)	(6,120)	(854)
Gross Profit	(26,486)	(13,651)	(6,120)	(854)
Operating expenses:
Sales and marketing expenses	(52,182)	2,653	(1,398)	(195)
Research and development expenses	(49,047)	(1,887)	(17,797)	(2,484)
General and administrative expenses	(72,164)	(28,706)	(2,460)	(343)
Total operating expenses	(173,393)	(27,940)	(21,655)	(3,022)
Loss from operations	(199,879)	(41,591)	(27,775)	(3,876)
Other (loss)/income:
Interest income	74	2,020	1,844	257
Others, net	680	6,841	4,041	564
Share of income from subsidiaries	105,565	348,484	254,246	35,492
(Loss) /income from the VIE	(14,977)	69,773	124,212	17,339
(Loss)/Income before income tax	(108,537)	385,527	356,568	49,776
Income tax expense	-	-	-	-
Net (loss)/income	(108,537)	385,527	356,568	49,776
Accretion of the Company’s preferred shares	(22,379)	-	-	-
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited	(130,916)	385,527	356,568	49,776

Net (loss)/income	(108,537)	385,527	356,568	49,776
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of nil tax	20,343	(4,869)	(806)	(113)
Total other comprehensive income/(loss)	20,343	(4,869)	(806)	(113)
Total comprehensive (loss)/income	(88,194)	380,658	355,762	49,663

Condensed statements of cash flows

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Net cash used in operating activities	(13,082)	(8,427)	104	15

Cash flows from investing activities:
Loan provided to subsidiaries	(215,277)	(117,217)	(56,763)	(7,924)
Loan repaid by subsidiaries	100,937	235,424	30,009	4,189
Purchase of short-term investments	(145,652)	-	-	-
Proceeds from short-term investments	36,300	59,520	58,132	8,115
Net cash (used in)/provided by investing activities	(223,692)	177,727	31,378	4,380

Cash flows from financing activities:
Loan from subsidiaries	-	-	170,707	23,830
Repayments of loan from subsidiaries	-	-	(108,874)	(15,198)
Proceeds from exercise of share options	-	2,467	7,696	1,074
Repurchase of ADSs	-	(130,409)	(25,771)	(3,597)
Dividends paid to equity holders of the Company	-	-	(78,111)	(10,904)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO (net of issuance costs paid)	256,764	-	-	-
Net cash provided by/ (used in) financing activities	256,764	(127,942)	(34,353)	(4,795)
Effect of exchange rate changes on cash and cash equivalents	3,461	(138)	(335)	(47)
Net increase in cash and cash equivalents	23,451	41,220	(3,206)	(447)
Cash and cash equivalents at beginning of the year	18	23,469	64,689	9,030
Cash and cash equivalents at end of the year	23,469	64,689	61,483	8,583